Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 14,309	$ 12,231
Accounts receivable, net	13,963	17,977
Inventories	14,078	15,224
Prepaid expenses and other current assets	9,242	11,480
Assets held for sale, current	12,300	13,873
Total current assets	68,182	77,385
Property, plant, and equipment, net	107,747	101,645
Right-of-use assets	16,327	16,183
Goodwill	46,559	42,886
Intangible assets, net	5,157	4,404
Other assets, noncurrent	2,962	3,575
Total assets	246,934	246,078
Current liabilities:
Lines of credit – working capital	49,989	52,126
Lines of credit – wheat inventories	80,828	88,378
Accounts payable	41,164	35,308
Accrued expenses	23,734	22,594
Contract liabilities	1,941	2,215
Current portion of long-term debt	8,766	4,635
Other liabilities, current	688	440
Liabilities held-for-sale, current	481	1,574
Total current liabilities	207,591	207,270
Long-term debt	17,628	13,116
Deferred tax liabilities, net	10,276	9,569
Other liabilities, noncurrent	2,607	3,092
Total liabilities	240,277	240,762
Commitments and contingencies (Note 18)
Preferred shares; $0.001 par value; 1,000,000 authorized, — and — issued and outstanding, at December 31, 2025 and 2024, respectively
Ordinary shares, $0.001 par value; 100,000,000 authorized; 26,917,597 and 26,901,592 issued and outstanding, at December 31, 2025 and 2024, respectively	27	27
Additional paid-in capital	152,041	143,649
Accumulated deficit	(154,569)	(139,679)
Accumulated other comprehensive loss	(6,188)	(5,670)
Non-controlling interest	15,346	6,989
Total Stockholders’ equity	6,657	5,316
Total liabilities and Stockholders’ equity	246,934	246,078
Related Party [Member]
Current assets:
Other receivables	949	1,195
Current liabilities:
Loan from related party	2,175	7,715
Nonrelated Party [Member]
Current assets:
Other receivables	$ 3,341	$ 5,405